First Quarter Report
July 31, 2023 (Unaudited)
Columbia Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class B
03/18/2030	6.800%	2,000,000	1,999,489
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	3,229,827	3,237,000
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	2,679,373	2,671,468
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	2,000,000	2,014,058
Series 2023-A Class A
01/18/2028	6.610%	2,900,000	2,920,383
American Credit Acceptance Receivables Trust(a)
Series 2023-2 Class A
10/13/2026	5.890%	2,841,524	2,833,188
Subordinated Series 2020-4 Class D
12/14/2026	1.770%	1,650,000	1,603,026
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	5,000,000	4,920,351
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,785,617
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month Term SOFR + 1.662% 04/23/2031	7.007%	2,000,000	1,932,274
Series 2020-5A Class A1
3-month Term SOFR + 1.482% Floor 1.220% 01/20/2032	6.808%	10,000,000	9,965,630
Series 2020-5A Class C
3-month Term SOFR + 2.612% Floor 2.350% 01/20/2032	7.938%	4,480,000	4,479,825
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.988%	2,000,000	1,943,574
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.231%	1,800,000	1,762,816
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month Term SOFR + 2.412% Floor 2.150% 01/18/2032	7.722%	5,000,000	4,916,340
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	6.671%	1,250,000	1,212,855
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	7,741,874	7,720,255
Subordinated Series 2021-3A Class C
05/17/2027	0.870%	2,515,000	2,409,658
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	2,850,000	2,747,186
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,845,812
Exeter Automobile Receivables Trust
Series 2023-2A Class A2
11/17/2025	5.870%	3,000,000	2,999,699
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	800,000	800,831
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	164,589	164,384
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	1,900,000	1,858,073
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	1,430,000	1,383,041
LendingPoint Pass-Through Trust(a)
Series 2022-ST1 Class A
03/15/2028	2.500%	1,542,675	1,496,970
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	389,761	379,787
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month Term SOFR + 2.462% Floor 2.200% 01/15/2033	7.770%	6,500,000	6,405,704
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.170%	1,500,000	1,481,878
2	Columbia Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month Term SOFR + 2.012% 10/20/2029	7.338%	5,000,000	4,948,755
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.938%	3,700,000	3,630,077
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	3,774,681	3,762,844
Series 2023-3A Class A
09/15/2033	6.490%	4,350,000	4,357,935
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.988%	1,820,000	1,773,867
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	7.057%	4,000,000	3,949,400
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,169,247
Series 2022-3 Class A
01/08/2030	7.451%	1,843,050	1,845,966
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month Term SOFR + 1.412% 01/20/2031	6.738%	6,344,998	6,282,506
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	68,972	68,819
Series 2021-3 Class A
05/15/2029	1.150%	863,851	857,691
Series 2021-5 Class A
08/15/2029	1.530%	1,074,288	1,057,645
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	2,987,647	2,912,324
Series 2023-3 Class A
12/16/2030	7.600%	6,827,543	6,857,351
Series 2023-5 Class A
04/15/2031	7.179%	4,003,000	4,013,188
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,199,445	3,909,786
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,228,808	3,026,387
Reach ABS Trust(a)
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	4,550,000	4,546,203
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,544,396	1,363,149
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.170%	10,000,000	9,903,450
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.660%	4,049,022	4,038,438
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	4,000,000	4,001,102
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	3,496,000	3,326,998
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	212,840	211,991
Series 2022-1A Class A
02/15/2028	1.850%	344,862	340,182
Series 2022-3A Class A
04/15/2029	7.600%	4,125,136	4,140,855
Series 2023-1A Class A
04/15/2029	7.580%	2,102,560	2,109,588
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	521,962	501,816
Series 2021-ST10 Class A
01/20/2030	2.250%	3,988,486	3,854,282
Series 2021-ST6 Class A
08/20/2027	1.850%	1,838,402	1,746,145
Series 2021-ST9 Class A
11/20/2029	1.700%	1,018,544	975,349
Upstart Securitization Trust(a)
Series 2021-1 Class B
03/20/2031	1.890%	1,144,874	1,137,624
Series 2021-3 Class A
07/20/2031	0.830%	692,090	686,571
Series 2021-4 Class A
09/20/2031	0.840%	899,588	888,675

Columbia Bond Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1 Class A
02/20/2033	6.590%	1,606,615	1,601,305
Series 2023-2 Class A
06/20/2033	6.770%	2,400,000	2,388,427
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,738,238
Total Asset-Backed Securities — Non-Agency (Cost $201,448,660)			198,815,348

Commercial Mortgage-Backed Securities - Agency 0.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	942,538
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.154%	4,052,488	3,812,099
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,089,347)			4,754,637

Commercial Mortgage-Backed Securities - Non-Agency 10.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,302,538	2,245,293
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,860,817	2,768,833
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.534%	1,350,000	1,208,185
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month Term SOFR + 2.064% Floor 1.950% 04/15/2036	7.286%	1,300,000	1,286,417
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month Term SOFR + 1.114% Floor 1.000% 10/15/2037	6.336%	779,746	764,006
Subordinated Series 2018-BXH Class D
1-month Term SOFR + 2.114% Floor 2.000% 10/15/2037	7.336%	2,000,000	1,920,347
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month Term SOFR + 0.867% Floor 0.820% 06/15/2035	6.157%	79,212	78,543
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587% 10/15/2036	6.923%	823,000	790,134
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-420K Class D
11/10/2042	3.312%	2,250,000	1,631,031
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,604,464
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	7,601,276	6,930,642
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,386,196
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,579,059
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	1,287,020
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month Term SOFR + 1.514% Floor 1.400% 01/16/2038	6.736%	1,999,908	1,991,698
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,323,420
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	978,831
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,459,506
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	6.836%	10,000,000	9,130,664
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.536%	5,000,000	4,298,691
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,676,419

4	Columbia Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,611,770
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	5,644,664
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,987,754	2,587,098
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,625,677
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.486%	8,000,000	7,079,786
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,233,666
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month Term SOFR + 0.897% Floor 0.851% 02/15/2032	6.119%	1,737,226	1,715,317
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.519%	900,000	876,660
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.114% Floor 0.875% 12/15/2034	6.336%	4,720,000	4,441,110
Series 2020-SDAL Class D
1-month Term SOFR + 2.204% Floor 2.090%, Cap 4.500% 02/15/2037	7.426%	5,600,000	5,384,846
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.439% Floor 1.200% 12/15/2034	6.661%	800,000	738,875
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $108,359,998)			98,278,868

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(d)	3	19
Total Consumer Staples		19
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	101
Total Energy		101
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,435
Total Financials		1,435
Total Common Stocks (Cost $—)		1,555

Corporate Bonds & Notes 17.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Boeing Co. (The)
08/01/2059	3.950%	5,058,000	3,734,748
05/01/2060	5.930%	361,000	360,920
L3Harris Technologies, Inc.
07/31/2033	5.400%	686,000	690,929
Northrop Grumman Corp.
03/15/2053	4.950%	512,000	492,475
Raytheon Technologies Corp.
03/15/2032	2.375%	1,736,000	1,412,585
Total			6,691,657
Banking 5.9%
Bank of America Corp.(e)
07/23/2031	1.898%	4,505,000	3,587,823
10/24/2031	1.922%	2,300,000	1,823,500
10/20/2032	2.572%	5,507,000	4,471,697
02/04/2033	2.972%	5,600,000	4,677,159
Subordinated
09/21/2036	2.482%	357,000	273,435
Citigroup, Inc.(e)
06/03/2031	2.572%	864,000	720,814
01/25/2033	3.057%	3,676,000	3,068,336
Goldman Sachs Group, Inc. (The)(e)
10/21/2032	2.650%	3,570,000	2,898,370
HSBC Holdings PLC(e)
05/24/2032	2.804%	2,061,000	1,673,060
11/22/2032	2.871%	5,039,000	4,068,554
03/09/2034	6.254%	917,000	945,113
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	1,812,000	1,572,228
04/22/2032	2.580%	10,847,000	8,999,665
11/08/2032	2.545%	722,000	593,474

Columbia Bond Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(e)
07/21/2032	2.239%	1,219,000	969,652
07/21/2034	5.424%	761,000	760,678
Subordinated
09/16/2036	2.484%	500,000	381,287
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	2,660,000	2,664,199
US Bancorp(e)
06/12/2034	5.836%	830,000	841,831
Wells Fargo & Co.(e)
07/25/2029	5.574%	1,440,000	1,446,891
10/30/2030	2.879%	2,323,000	2,010,024
02/11/2031	2.572%	7,294,000	6,162,042
07/25/2034	5.557%	1,215,000	1,220,552
04/25/2053	4.611%	500,000	438,417
Total			56,268,801
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	496,828
12/01/2061	4.400%	2,927,000	1,961,168
06/30/2062	3.950%	3,670,000	2,247,496
04/01/2063	5.500%	960,000	769,111
Total			5,474,603
Construction Machinery 0.2%
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,743,328
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	997,350
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,316,900
08/15/2052	5.000%	471,000	428,184
Duke Energy Ohio, Inc.
04/01/2053	5.650%	305,000	313,365
Edison International
11/15/2028	5.250%	2,339,000	2,305,497
Emera US Finance LP
06/15/2046	4.750%	2,910,000	2,343,519
FirstEnergy Corp.
03/01/2050	3.400%	532,000	363,431
Georgia Power Co.
03/15/2042	4.300%	1,671,000	1,443,056
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,680,000	2,945,988
Total			13,457,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.6%
Bacardi Ltd.(a)
05/15/2048	5.300%	3,330,000	3,095,026
Constellation Brands, Inc.
05/01/2033	4.900%	2,704,000	2,638,331
Total			5,733,357
Health Care 0.6%
CVS Health Corp.
07/20/2045	5.125%	2,031,000	1,866,742
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,150,000	1,171,910
HCA, Inc.(a)
03/15/2052	4.625%	3,109,000	2,551,561
Total			5,590,213
Healthcare Insurance 1.1%
Aetna, Inc.
11/15/2042	4.125%	357,000	291,944
08/15/2047	3.875%	285,000	218,760
Centene Corp.
10/15/2030	3.000%	6,940,000	5,806,965
UnitedHealth Group, Inc.
02/15/2030	5.300%	1,040,000	1,066,913
04/15/2063	5.200%	3,045,000	2,991,312
Total			10,375,894
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	840,000	600,118
Life Insurance 0.0%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	323,291
Voya Financial, Inc.
06/15/2046	4.800%	30,000	24,236
Total			347,527
Media and Entertainment 0.8%
Meta Platforms, Inc.
05/15/2063	5.750%	1,929,000	1,998,012
Warnermedia Holdings, Inc.
03/15/2062	5.391%	6,782,000	5,509,711
Total			7,507,723
Midstream 0.9%
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	584,232
08/01/2052	5.450%	2,051,000	1,893,658

6	Columbia Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
03/14/2052	4.950%	706,000	599,636
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,641,465
Western Gas Partners LP
08/15/2048	5.500%	550,000	473,556
Western Midstream Operating LP(e)
02/01/2050	5.250%	1,335,000	1,134,464
Williams Companies, Inc. (The)
09/15/2045	5.100%	821,000	742,273
Total			9,069,284
Pharmaceuticals 2.5%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	2,576,861
Amgen, Inc.
03/02/2063	5.750%	10,661,000	10,716,650
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	3,482,000	3,459,051
05/19/2043	5.110%	2,805,000	2,781,021
05/19/2063	5.340%	4,547,000	4,560,776
Total			24,094,359
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	777,000	635,704
Retailers 0.5%
Lowe’s Companies, Inc.
04/01/2062	4.450%	1,914,000	1,540,262
09/15/2062	5.800%	3,483,000	3,457,473
Total			4,997,735
Technology 0.4%
Broadcom, Inc.(a)
11/15/2036	3.187%	3,417,000	2,579,621
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	177,185
01/15/2033	5.000%	1,254,000	1,205,048
Total			3,961,854
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	3,769,000	3,680,429
Wireless 0.7%
American Tower Corp.
08/15/2029	3.800%	1,231,000	1,128,163
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2031	2.875%	6,066,000	5,149,390
Total			6,277,553
Wirelines 0.0%
AT&T, Inc.
03/01/2029	4.350%	497,000	473,188
Total Corporate Bonds & Notes (Cost $182,516,589)			166,980,617

Residential Mortgage-Backed Securities - Agency 34.2%

Federal Home Loan Mortgage Corp.(f)
06/01/2043	4.000%	1,182,726	1,137,465
05/01/2052	3.000%	9,067,719	7,996,386
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	16,435,323	13,870,144
02/01/2052	3.000%	6,255,510	5,486,854
08/01/2052	4.000%	13,998,219	13,210,220
02/01/2053	4.500%	6,871,588	6,601,724
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 08/25/2049	1.096%	1,928,314	193,650
Federal Home Loan Mortgage Corp.(g)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,306,124	1,181,844
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,568,834	1,475,711
05/01/2043- 05/01/2052	3.500%	33,174,336	30,140,663
02/01/2048- 08/01/2052	4.000%	36,377,971	34,409,096
01/01/2052	2.500%	10,092,357	8,528,959
Federal National Mortgage Association(f)
07/01/2038	6.000%	530,652	548,712
01/01/2040	5.500%	618,417	631,716
08/01/2040	4.500%	1,031,044	1,000,058
10/01/2042	3.000%	1,477,243	1,325,713
07/01/2045- 02/01/2046	3.500%	1,784,560	1,650,446
11/01/2045	4.000%	541,749	512,176
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 08/25/2046	1.046%	680,304	69,587

Columbia Bond Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 08/25/2046	1.046%	1,708,670	177,285
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.764% Cap 6.650% 12/25/2046	1.696%	2,342,901	154,998
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 01/25/2048	1.196%	806,858	98,031
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2047	1.146%	705,443	77,582
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 07/25/2047	1.196%	1,447,118	183,256
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.314% Cap 6.200% 09/25/2048	1.246%	977,790	104,502
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 10/25/2048	1.196%	1,192,926	124,288
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 07/25/2049	1.096%	2,891,158	288,375
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/25/2049	1.096%	1,102,708	118,638
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 11/25/2049	1.096%	1,729,907	227,787
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	11,366,120	1,793,787
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 01/25/2048	1.196%	12,120,418	1,348,846
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 12/25/2049	1.096%	19,151,790	1,973,289
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.126%	11,982,738	1,346,362
Freddie Mac REMICS(g)
CMO Series 5152 Class XI
11/25/2050	2.500%	14,985,390	1,915,812
CMO Series 5287 Class NI
05/25/2051	3.500%	7,424,341	1,425,023
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	2.875%	1,009	982
Government National Mortgage Association(f)
04/20/2048	4.500%	701,003	683,956
Government National Mortgage Association(b),(g)
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.774% Cap 5.660% 07/20/2047	0.291%	2,478,870	168,041
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2047	0.831%	848,037	69,480
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 10/20/2047	0.831%	1,057,511	106,562
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 11/20/2047	0.831%	448,222	40,568

8	Columbia Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 03/20/2047	0.781%	634,712	59,785
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2048	0.831%	622,381	61,916
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 08/20/2048	0.831%	779,151	76,151
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.364% Cap 6.250% 09/20/2048	0.881%	1,002,552	70,590
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 10/20/2048	0.831%	803,699	77,819
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 01/20/2048	0.831%	1,503,270	153,289
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 11/20/2048	0.781%	1,305,945	124,156
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 06/20/2048	0.831%	813,465	68,211
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 07/20/2048	0.831%	858,491	80,256
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 6.114% Cap 6.000% 02/20/2049	0.631%	1,238,261	115,893
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 01/20/2049	0.781%	891,073	85,587
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 05/20/2049	0.781%	929,071	89,084
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 05/20/2049	0.681%	941,795	91,033
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 06/20/2049	0.681%	12,929,705	1,307,716
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 07/20/2049	0.781%	900,829	81,010
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 07/20/2049	0.781%	2,147,618	220,364
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 07/20/2049	0.731%	5,236,698	537,932
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	0.681%	19,907,601	2,004,618
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 12/20/2050	0.931%	11,399,579	1,447,310
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.681%	722,763	76,237

Columbia Bond Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 05/20/2050	0.781%	1,257,227	118,158
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 6.114% Cap 6.000% 09/20/2049	0.631%	31,132,780	3,173,940
Government National Mortgage Association(g)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	7,291,606	1,075,759
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,934,112	2,712,536
CMO Series 2020-191 Class UG
12/20/2050	3.500%	7,302,487	1,167,418
CMO Series 2021-119 Class QI
07/20/2051	3.000%	8,065,566	1,143,429
CMO Series 2021-139 Class IC
08/20/2051	3.000%	19,141,317	2,888,775
CMO Series 2021-16 Class KI
01/20/2051	2.500%	9,480,922	1,289,168
Government National Mortgage Association TBA(h)
08/21/2053	4.000%	18,000,000	16,953,750
08/21/2053	4.500%	10,000,000	9,619,141
Uniform Mortgage-Backed Security TBA(h)
08/17/2038- 08/14/2053	3.000%	45,078,000	39,570,762
08/17/2038- 08/14/2053	3.500%	19,000,000	17,386,261
08/17/2038- 08/14/2053	4.000%	28,000,000	26,322,734
08/14/2053	4.500%	13,000,000	12,445,977
08/14/2053	5.000%	42,000,000	41,027,110
Total Residential Mortgage-Backed Securities - Agency (Cost $336,371,861)			326,122,449

Residential Mortgage-Backed Securities - Non-Agency 27.5%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,692,215	2,545,822
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,567,180
CMO Series 2020-3 Class A1
04/25/2065	1.691%	2,035,354	1,846,190
CMO Series 2021-5 Class A2
07/25/2066	1.208%	4,233,960	3,461,407
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	571,901	561,011
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	160,944	147,493
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,322,490
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M2
1-month Term SOFR + 3.014% 04/25/2028	8.313%	1,441,003	1,446,003
CMO Series 2019-2A Class M1C
1-month Term SOFR + 2.114% Floor 2.000% 04/25/2029	7.413%	2,515,696	2,518,537
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.363%	2,444,451	2,449,428
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	6.267%	1,555,761	1,553,202
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	6.567%	2,000,000	1,996,950
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	6.819%	4,657,275	4,646,075
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,173,490
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,767,138	1,568,904
CMO Series 2021-A Class A1
10/25/2059	1.991%	2,711,066	2,593,018
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	695,778	658,440
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,013,847	960,010
CMO Series 2020-1 Class A1
02/25/2055	1.724%	2,588,246	2,460,408

10	Columbia Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(i)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	1,702,849	1,702,849
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	6,000,000	6,000,000
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,488,745	3,955,544
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,822,341	3,464,690
CMO Series 2022-3 Class A1
05/25/2067	5.000%	4,434,597	4,250,551
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,247,639	5,229,055
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	332,171
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,768,388	2,150,785
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,108,027
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.969%	2,650,000	2,614,418
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.169%	4,000,000	4,071,223
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	116,124	114,130
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	3,221,603	2,662,842
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	3,181,387	2,547,627
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.501%	836,595	836,077
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	8,632,002	8,207,468
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,682,028	3,107,886
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	3,195,677	2,581,057
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	3,915,517	3,777,069
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,419,441	2,364,226
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	617,545	562,499
Eagle Re Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.863%	1,186,062	1,186,137
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	504,375
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	3,483,712	3,409,773
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	5.819%	2,152,764	2,144,073
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.919%	3,000,000	2,940,706
CMO Series 2023-HQA1 Class M1A
30-day Average SOFR + 2.000% 05/25/2043	7.069%	2,841,325	2,861,412
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.219%	2,212,686	2,228,658
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.469%	3,800,000	3,809,500
FWD Securitization Trust(a),(c)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	2,728,962
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,372,821	2,157,272
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,781,442	2,500,684
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	4,612,933	4,176,145
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,366,138	1,990,383

Columbia Bond Fund | First Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.919%	2,700,000	2,723,563
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,748,202	1,438,503
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,997,046	1,851,268
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	2,524,963	2,326,821
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	2,799,850
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	4,476,775	3,989,878
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,790,713	1,600,826
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,343,035	1,200,962
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,387,620	2,002,492
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	311,153	278,927
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	485,088	434,378
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	6,071,141	5,705,896
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,933,274	2,726,512
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.134%	747,772	746,453
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	9.180%	399,938	397,154
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month Term SOFR + 2.464% 04/25/2025	7.763%	2,500,000	2,478,664
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.263%	9,400,000	9,395,262
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.063%	3,950,000	3,915,635
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	7,504,359	7,142,958
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,994,588	4,732,725
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,911,980	1,807,556
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,744,616	1,641,852
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,369,037	1,262,346
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,490,807	3,221,999
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	5,303,750	4,150,186
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	2,718,225
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,736,583	3,224,779
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	20,321	19,447
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,182,086	1,976,772
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,123,661
CMO Series 2020-2 Class A3
04/25/2060	3.000%	6,601,425	6,346,927
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,104,435
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,231,325
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	3,654,592	3,287,398
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,383,293	1,245,781

12	Columbia Bond Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	860,391	690,175
Stonnington Mortgage Trust(a),(c),(i),(j)
CMO Series 2020-1 Class A
07/28/2024	3.500%	487,235	479,926
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	7,966,699
TRK Trust(a),(c)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	5,682,494	4,720,331
Vendee Mortgage Trust(c),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	409,371	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	519,264	0
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	266,750	253,203
CMO Series 2020-1 Class A3
01/25/2060	2.724%	794,044	742,443
CMO Series 2020-4 Class A3
05/25/2065	2.321%	1,379,324	1,277,441
CMO Series 2021-4 Class A2
07/25/2066	1.247%	4,030,641	3,129,242
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	4,000,000	3,811,756
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,658,053
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,316,765	1,197,304
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,327,114	2,105,745
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $285,591,282)			263,038,066

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(k),(l)	57,400,802	57,377,842
Total Money Market Funds (Cost $57,368,591)		57,377,842
Total Investments in Securities (Cost: $1,176,746,328)		1,115,369,382
Other Assets & Liabilities, Net		(160,749,944)
Net Assets		954,619,438

At July 31, 2023, securities and/or cash totaling $8,227,357 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	974	09/2023	USD	108,509,688	—	(2,916,211)
U.S. Treasury 2-Year Note	367	09/2023	USD	74,512,469	—	(1,150,403)
U.S. Treasury 5-Year Note	782	09/2023	USD	83,533,485	—	(1,381,661)
U.S. Treasury Ultra Bond	286	09/2023	USD	37,814,563	—	(789,262)
Total					—	(6,237,537)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(616)	03/2024	USD	(145,722,500)	127,212	—
Columbia Bond Fund | First Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Bond Fund, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2023, the total value of these securities amounted to $561,150,805, which represents 58.78% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2023.
(d)	Non-income producing investment.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2023.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Valuation based on significant unobservable inputs.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2023, the total value of these securities amounted to $479,926, which represents 0.05% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	92,910,208	98,434,386	(133,975,842)	9,090	57,377,842	(9,975)	830,454	57,400,802
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Bond Fund | First Quarter Report 2023

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